Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

Note 14 - Leases

Leases from related parties

In April 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 136 square meters to open Jowell Best Choice Store at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The Company renewed and extended this lease with new maturity date on December 31, 2024. The rental payments related to this lease were $11,637 and $12,208 for the years ended December 31, 2023 and 2022, respectively.

In April, 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a space with 1,146 square meters for live stream base at Longrich Industrial District. The lease term is from May 1, 2021 to April 30, 2022. The Company renewed and extended this lease with new maturity date on December 31, 2024. The rental payments related to this lease were $73,465 and $78,250 for the years ended December 31, 2023 and 2022, respectively.

In August, 2021, the Company signed a three-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 3,956 square meters for Jowell Best Choice Store opening in Changshu City, Jiangsu Province. The lease term is from September 1, 2021 to August 31, 2024. The rental payments related to this lease were $145,963 and $153,130 for the years ended December 31, 2023 and 2022, respectively.

In August, 2021, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent an office space with 350 square meters in Chengdu City, Sichuan Province. The lease term is from September 1, 2021 to August 31, 2022. The rental payments related to this lease were nil and $11,910 for the years ended December 31, 2023 and 2022, respectively.

The Company also entered into following lease agreements with its related parties controlled by a major shareholder of the Company, to lease warehouse and office spaces. The Company intend to continue these leases for the next two years.

On January 1, 2020, the Company entered into a one-year lease agreement with a subsidiary of Longrich Group to rent an office space of 700 square meters at Yangpu District, Shanghai, respectively. The lease term is from January 1, 2020 to December 31, 2020. The Company renewed and extended this lease with new maturity date on December 31, 2024. The rental payments related to these leases were $93,874, $98,483 and $115,681 for the years ended December 31, 2023, 2022 and 2021, respectively.

On January 1, 2020, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent a warehouse space with 500 square meters at Jiangsu Diye Industrial District. On December 31, 2020, the Company renewed this lease agreement for another one-year term and the leased space is increased to 6,440 square meters. The lease was renewed and extended to new maturity date on December 31, 2024. The rental payments related to these leases were $255,893, $268,457 and $324,296 for the years ended December 31, 2023, 2022 and 2021, respectively.

On January 1, 2020, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 1,097 square meters at Longrich Industrial District, respectively. The Company renewed and extended this lease with new maturity date on December 31, 2023. The rental payments related to this lease were $71,399, $74,905 and $90,242 for the years ended December 31, 2023, 2022 and 2021, respectively.

On January 1, 2020, the Company entered into a one-year operating lease agreement with a subsidiary of Longrich Group to rent another office space with 404 square meters in Changshu City, Jiangsu Province. On December 31, 2020, the Company renewed this lease agreement for another one-year term, respectively and the leased space is increased to 5,976 square meters. The lease was renewed and extended to new maturity date on December 31, 2024. The rental payments related to this lease were $388,964, $408,062 and $492,939 for the years ended December 31, 2023, 2022 and 2021, respectively.

Leases from third parties

In March 2021, the Company signed a ten-year operating lease agreement with an individual to lease an office space with 738.70 square meters in Hangzhou City, Zhejiang Province. The lease term is from May 20, 2021 to May 19, 2031. The rental payments related to this lease were $190,283 and $199,626 for the years ended December 31, 2023 and 2022, respectively.

On June 15, 2021, the Company signed a three-year operating lease agreement with a third-party to lease an office space with 395 square meters in Urumchi City, Xinjiang Province. The lease term is from June 15, 2021 to June 14, 2023. The rental payments related to this lease were $19,133 and $43,793 for the years ended December 31, 2023 and 2022, respectively.

On May 28, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 273.59 square meters for office space in Tianjin City. The lease term is from August 1, 2021 to March 1, 2023. The rental payments related to this lease were $5,196 and $32,707 for the years ended December 31, 2023 and 2022, respectively.

On June 20, 2021, the Company signed a three-year operating lease agreement with a third-party to lease 169 square meters for Jowell Best Choice Store opening in Suzhou City, Jiangsu Province. The lease term from July 20, 2021 to April 19, 2022. The rental payments related to this lease were nil and $23,047 for the years ended December 31, 2023 and 2022, respectively.

In June, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 264.89 square meters for office space in Wuhan City, Hubei Province. The lease term is from June 20, 2021 to June 20, 2022. The rental payments related to this lease were nil and $24,513 for the years ended December 31, 2023 and 2022, respectively.

On November 20, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 230 square meters for office space in Guangzhou City. The lease term is from December 1, 2021 to March 1, 2023. The rental payments related to this lease were $6,691 and $42,118 for the years ended December 31, 2023 and 2022, respectively.

On December 20, 2021, the Company signed a two-years operating lease agreement with a third-party to lease 170.40 square meters for office space in Changchun City, Jilin Province. The lease term is from December 23, 2021 to December 22, 2023. The Company renewed and extended this lease with new maturity date on January 21, 2025. The rental payments related to this lease were $16,848 and $17,676 for the years ended December 31, 2023 and 2022, respectively.

In March 2022, the Company signed a two-years operating lease agreement with a third-party to lease 210.23 square meters for office space in Zhengzhou City, Henan Province. The lease term is from March 8, 2022 to March 7, 2023. The rental payments related to this lease were $3,571 and $16,395 for the years ended December 31, 2023 and 2022, respectively.

In April 2022, the Company signed a two-years operating lease agreement with a third-party to lease 268 square meters for office space in Wuhan City, Hubei Province. The lease term is from April 26, 2022 to April 25, 2023. The rental payments related to this lease were $10,170 and $21,784 for the years ended December 31, 2023 and 2022, respectively.

Balance sheet information related to the operating lease is as follows:

	December 31, 2023	December 31, 2022
Operating lease assets:
Operating lease right-of-use asset – related party	$814,717	$1,826,578
Operating lease right-of-use asset – third-party	1,204,583	1,562,958
Total operating lease assets	$2,019,300	$3,389,536

Operating lease obligations:
Operating lease liabilities – related party	$814,717	$1,822,356
Operating lease liabilities – third-party	1,160,507	1,456,311
Total operating lease obligations	$1,975,224	$3,278,667

Current operating lease liabilities	$942,989	1,179,237
Non-current operating lease liabilities	1,032,235	2,099,430
Total operating lease obligations	$1,975,224	$3,278,667

The following table presents operating lease cost reported in the consolidated statements of comprehensive (loss)/income related to the Company’s leases:

December 31, 2023
Operating lease cost	$1,316,073
Short-term lease cost	1,285,866
Total	$2,601,939

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

December 31, 2023
Weighted-average remaining lease term	3.33 years
Weighted-average discount rate	4.75%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

12 months ending December 31,
2024	$1,011,662
2025	188,866
2026	188,866
2027	198,309
2028	198,309
Thereafter	416,449
Total lease payments	2,202,461
Less: imputed interest	(227,237)
Total lease liabilities	$1,975,224